FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Sep. 30, 2018
Available-For-Sale Securities Recorded in Long-Term Investments Included Redeemable Preferred Shares, Call Option and Contingent Consideration Payable Measured and Recorded At Fair Value Recurring Basis

As of September 30, 2017 and 2018, available-for-sale securities recorded in long-term investments included redeemable preferred shares. Available-for-sale securities recorded in short-term investments included certain financial products with early redemption options and no specified maturity dates. Additionally, long-term investments as of September 30, 2017 and September 30, 2018 contained contingent consideration payable, which were measured and recorded at fair value on a recurring basis included under “Accrued expenses and other liabilities”.

The Group’s financial assets and liability measured at fair value on a recurring basis are as follows:

	Year ended September 30, 2017
	Fair value at	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	September 30, 2017	(Level 1)	(Level 2)	(Level 3)
Fair value measured
Cash and cash equivalents	60,526	60,526	—	—
Long-term investments:
Available-for-sale securities	4,297	—	4,297	—

Total assets measured at fair value	64,823	60,526	4,297	—

Contingent consideration payable (Note 3)	3,231	—	—	3,231

Total Liabilities measured at fair value	3,231	—	—	3,231

	Year ended September 30, 2018
	Fair value at	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	September 30, 2018	(Level 1)	(Level 2)	(Level 3)
Fair value measured
Cash and cash equivalents	30,826	30,826	—	—
Short-term investments:
Available-for-sale securities	14,439	—	14,439	—
Long-term investments:
Available-for-sale securities	6,975	—	2,327	4,648

Total assets measured at fair value	52,240	30,826	16,766	4,648

Contingent consideration payable (Note 3)	1,746	—	—	1,746

Total Liabilities measured at fair value	1,746	—	—	1,746

Summary of Reconciliation for the Fair Value Measurements of Assets and Liabilities

The following table provides additional information of reconciliation for the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

Available-for-sale Investments
US$
Balance as of September 30, 2016	—

Balance as of September 30, 2017	—
Transfer from level 2 fair value measurements	936
Initial recognition	1,577
Unrealized gain	2,135

Balance as of September 30, 2018	4,648